Consolidated Balance Sheets (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 14,279,797	$ 18,292,780
Accounts receivable, net	16,049,453	13,904,413
Inventories	203,778	216,967
Due from a related party	71,884	107,603
Prepaid expenses and other current assets	283,269	365,590
TOTAL CURRENT ASSETS	30,888,181	32,887,353
Property, plant and equipment, net	9,867,584	10,970,323
Intangible assets, net	989,052	1,060,416
TOTAL ASSETS	41,744,817	44,918,092
CURRENT LIABILITIES
Short-term bank loans	430,923	436,332
Accounts payable	795,480	2,851,682
Due to related parties	5,000,803	18,496,401
Income tax payable	642,967	598,954
Accrued expenses and other current liabilities	2,340,858	2,629,784
Deferred grants	229,826	232,710
TOTAL CURRENT LIABILITIES	9,440,857	25,245,862
Deferred grants-non current	635,851	876,542
TOTAL LIABILITIES	10,076,708	26,122,404
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDERS' EQUITY
Common stock, $0.1288 par value, 10,000 shares authorized, 10,000 issued and outstanding as of December 31, 2019 and 2018, respectively	1,288	1,288
Additional paid in capital	40,746	40,746
Statutory reserve	2,003,569	288,045
Retained earnings	31,357,494	19,356,405
Accumulated other comprehensive loss	(1,734,988)	(890,796)
TOTAL STOCKHOLDERS' EQUITY	31,668,109	18,795,688
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 41,744,817	$ 44,918,092